22. Provision for contingencies (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning	R$ 1,235	R$ 1,107
Additions	760	1,746
Payments	(453)	(1,021)
Reversals	(566)	(1,017)
Monetary restatement	79	160
Business combination	103
Exchange rate changes	2
Deconsolidation Via Varejo	145
Liabilities related to assets available to sell and discontinued operations		260
Provision for contingencies, ending	1,305	1,235
Tax [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning	828	637
Additions	149	387
Payments	(41)	(2)
Reversals	(274)	(158)
Monetary restatement	(10)	4
Business combination	76
Exchange rate changes	2
Deconsolidation Via Varejo	111
Liabilities related to assets available to sell and discontinued operations		(40)
Provision for contingencies, ending	841	828
Social Security And Labor [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning	291	331
Additions	449	997
Payments	(328)	(812)
Reversals	(200)	(597)
Monetary restatement	66	119
Business combination	13
Exchange rate changes
Deconsolidation Via Varejo	28
Liabilities related to assets available to sell and discontinued operations		253
Provision for contingencies, ending	319	291
Civil And Regulatory [Member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies, beginning	116	139
Additions	162	362
Payments	(84)	(207)
Reversals	(92)	(262)
Monetary restatement	23	37
Business combination	14
Exchange rate changes
Deconsolidation Via Varejo	6
Liabilities related to assets available to sell and discontinued operations		47
Provision for contingencies, ending	R$ 145	R$ 116